Shareholders' equity - Narrative (Details) - USD ($)		12 Months Ended
	Dec. 20, 2016	Dec. 31, 2016	Sep. 20, 2016	Aug. 01, 2016	Jun. 29, 2016	Dec. 31, 2015	Mar. 11, 2015
Class of Stock [Line Items]
Authorized shares of common stock		3,500,000,000				3,500,000,000
Par value of common stock		$ 0.01				$ 0.01
Common stock, shares, outstanding		1,047,488,301
Authorized amount of shares to repurchase					$ 2,700,000,000.0		$ 3,102,000,000.000
Stock repurchase progam, authorized amount, prior to satisfying contingency of prior preferred stock issuance					2,140,000,000
Stock repurchase program, additional authorized amount after preferred stock issuance prerequisite					560,000,000
Stock repurchase program, preferred stock issuance prerequisite					$ 750,000,000
Preferred stock, amount				$ 1,000,000,000
Treasury stock acquired (shares)		58,600,000
Treasury stock acquired, average cost per share (dollars per share)		$ 40.91
Shares repurchased during period, value		$ 2,400,000,000
Stock repurchase program, remaining authorized repurchase amount		$ 1,400,000,000
Preferred stock, shares authorized (shares)		100,000,000				100,000,000
Preferred stock, par value (usd per share)		$ 0.01				$ 0.01
Preferred stock redemption period following regulatory capital treatment event		90 days
Series A Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	$ 1,011.11
Preferred stock, dividend rate per normal preferred capital security (usd per share)	10.1111
Depository share, portion of preferred stock share			1.00%
Series C Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	1,300
Preferred stock, dividend rate per depository share (usd per share)	0.3250
Depository share, portion of preferred stock share			0.025%
Preferred stock redemption period following regulatory capital treatment event		90 days
Series D Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	2,250
Preferred stock, dividend rate per depository share (usd per share)	22.5000
Depository share, portion of preferred stock share			1.00%
Preferred stock redemption period following regulatory capital treatment event		90 days
Series E Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Dividend paid per share (usd per share)	2,475
Preferred stock, dividend rate per depository share (usd per share)	$ 24.75
Depository share, portion of preferred stock share			1.00%
Preferred stock redemption period following regulatory capital treatment event		90 days
Series F Noncumulative Perpetual Preferred Stock
Class of Stock [Line Items]
Preferred stock redemption period following regulatory capital treatment event		90 days